Basis of Presentation net earnings or earnings per share (Details) - CAD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statements [Line Items]
Revenue	$ 323,069	$ 203,205	$ 960,156	$ 1,217,052	$ 2,045,422
COGS	269,426	157,729	757,934	937,730	1,631,199
Gross margin	53,643	45,476	202,222	279,322	414,223
SG&A	46,804	38,455	147,931	163,310	182,315
Net earnings	(369)	3,003	(18,455)	88,257	152,128
As previously reported
Statements [Line Items]
Revenue		203,205	960,156	1,217,052	2,045,422
COGS		153,657	740,602	918,873	1,616,337
Gross margin		49,548	219,554	298,179	429,085
SG&A		42,527	165,263	182,167	197,177
Net earnings	$ (369)	$ 3,003	(18,455)	88,257	152,128
Reclassification
Statements [Line Items]
COGS			17,332	18,857	14,862
Gross margin			(17,332)	(18,857)	(14,862)
SG&A			(17,332)	(18,857)	(14,862)
Revised
Statements [Line Items]
Revenue			960,156	1,217,052	2,045,422
COGS			757,934	937,730	1,631,199
Gross margin			202,222	279,322	414,223
SG&A			147,931	163,310	182,315
Net earnings			$ (18,455)	$ 88,257	$ 152,128